Summary of Significant Accounting Policies - Fair Value of Derivative Instruments and Effect of Derivative Instruments on Statements of Income and Expenses (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Net unrealized appreciation (depreciation) on futures contracts	$ 53,282	$ (21,654)
Net Realized Gain (Loss) on Futures	(656,883)	2,122,931	2,591,888
Net Change in Unrealized Gain (Loss) on Futures	$ 74,936	$ (671,666)	$ (1,505,576)